IMPAIRMENT TESTING - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
IMPAIRMENT TESTING
Reversal of impairment	$ 185,000
Capped impairment of reversal	$ 120,000
Adjustment of operating expenses for inflation, percentage	2.00%	2.00%
Adjustment of administrative expenses for inflation, percentage	2.00%	2.00%
Expected to generate normal income from delivery from shipyard	25 years
Average remaining life of tanker	15 years
Increase/decrease in tanker per day freight rates	$ 1,000
Increase/decrease in value in use of freight rates	$ 257,000
Increase/decrease in WACC percentage	1.00%
Decrease/increase in value in use of WACC	USD 108-122m
Increase/decrease in operating expenses percentage	10.00%
Decrease/increase in value in use of operating expenses	$ 181,000
Increase in the long term scrubber premium percentage	75.00%
Decrease in the long term scrubber premium percentage	25.00%
Increase/decreae in value of scrubber premium	$ 73,000
Difference of market value and carrying amount		$ 71,000
Market value based on broker values of vessels	$ 1,785,000